Other expense (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of other expense

FOR THE YEAR ENDED DECEMBER 31	NOTE		2018	2017
Impairment of assets	15,	16	(200)	(82)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans (1)			(80)	76
Equity losses from investments in associates and joint ventures		17
Loss on investment			(20)	(22)
Operations			(15)	(9)
Loss on investments			(34)	(5)
Early debt redemption costs		22	(20)	(20)
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets			11	(47)
Other (1)			10	7
Total other expense			(348)	(102)

(1) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.